Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Institutions	$ 144	$ 107
Prepaid expenses	221	292
Other	23	12
Prepaid expenses and other current assets total	$ 388	$ 411